Additional disclosures - Parent-Only Income Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Condensed Income Statements, Captions [Line Items]
Dividend income	€ 533	€ 370	[1]	€ 384
Interest expense	(21,502)	(19,984)	[1]	(21,745)
Non-interest income	1,797	1,643	[1]	1,618
Non-interest expense	(2,138)	(2,000)	[1]	(1,966)
Operating profit/(loss) before tax	12,543	14,201	[1]	12,091
Tax expense or income from continuing operations	(4,427)	(4,886)	[1]	(3,884)
Net income	8,116	9,315	[1],[2],[3]	8,207
Banco Santander S.A. | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Interest income	8,009	7,660		5,733
Dividend income	5,959	3,872		3,320
Interest and dividends from affiliates	13,968	11,532		9,053
Interest expense	(4,108)	(3,861)		(3,204)
Interest income/(Charges)	9,860	7,671		5,849
Provision for credit losses	(1,246)	(686)		(451)
Interest income/ (Charges) after provision for credit losses	8,614	6,985		5,398
Non-interest income	4,132	3,972		3,872
Non-interest expense	(9,168)	(7,573)		(6,293)
Operating profit/(loss) before tax	3,578	3,384		2,977
Tax expense or income from continuing operations	(48)	(83)		29
Net income	3,530	3,301		3,006
Banco Santander S.A. | Reportable Legal Entities | Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividend income	3,019	2,874		2,580
Banco Santander S.A. | Reportable Legal Entities | Non-Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividend income	€ 2,940	€ 998		€ 740

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[3]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).